Assets sold under agreements to repurchase	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements [Abstract]
Federal Funds Purchased And Assets Sold Under Agreements To Repurchase

Note 18 – Assets sold under agreements to repurchase

The following table summarizes certain information on assets sold under agreements to repurchase at December 31, 2011, 2010, and 2009:

(Dollars in thousands)	2011	2010	2009
Assets sold under agreements to repurchase	$2,141,097	$2,412,550	$2,632,790
Maximum aggregate balance outstanding at any month-end	$2,822,308	$2,672,553	$3,938,845
Average monthly aggregate balance outstanding	$2,480,490	$2,356,100	$2,844,975
Weighted average interest rate:
For the year	2.20%	2.55%	2.45%
At December 31	2.57%	2.34%	2.42%

The repurchase agreements outstanding at December 31, 2011 were collateralized by $ 1.8 billion in investment securities available for sale, $ 403 million in trading securities and $ 68 million in securities sold not yet delivered in other assets (2010 - $ 2.1 billion in investment securities available for sale and $ 492 million in trading securities). It is the Corporation's policy to maintain effective control over assets sold under agreements to repurchase; accordingly, such securities continue to be carried on the consolidated statement of financial condition.

In addition, there were repurchase agreements outstanding collateralized by $ 274 million (2010 - $ 172 million) in securities purchased underlying agreements to resell to which the Corporation has the right to repledge. It is the Corporation's policy to take possession of securities purchased under agreements to resell. However, the counterparties to such agreements maintain effective control over such securities, and accordingly are not reflected in the Corporation's consolidated statements of financial condition.

The following table presents the liability associated with the repurchase transactions (including accrued interest), their maturities and weighted average interest rates. Also, it includes the carrying value and approximate market value of the collateral (including accrued interest) at December 31, 2011 and 2010. The information excludes repurchase agreement transactions which were collateralized with securities or other assets held-for-trading purposes or which have been obtained under agreements to resell.

	2011				2010
		Carrying	Market	Weighted		Carrying	Market	Weighted
	Repurchase	value of	value of	average	Repurchase	value of	value of	average
(Dollars in thousands)	liability	collateral	collateral	interest rate	liability	collateral	collateral	interest rate
Obligations of U.S. government
sponsored entities
Within 30 days	$121,004	$126,317	$126,317	0.37%	$205,320	$216,530	$216,530	0.37%
After 90 days	348,100	393,998	393,998	3.55	373,333	426,664	426,664	4.22
Total obligations of U.S. government
sponsored entities	469,104	520,315	520,315	2.73	578,653	643,194	643,194	2.85
Mortgage-backed securities
Within 30 days	39,148	43,009	43,009	0.46	84,345	90,434	90,434	0.33
After 30 to 90 days	6,369	7,011	7,011	4.37	32,261	32,415	32,415	5.29
After 90 days	633,930	628,243	628,243	3.99	561,790	644,943	644,943	4.40
Total mortgage-backed securities	679,447	678,263	678,263	3.79	678,396	767,792	767,792	3.94
Collateralized mortgage obligations
Within 30 days	194,958	240,675	240,675	0.59	280,951	329,634	329,634	0.38
After 30 to 90 days	43,704	47,388	47,388	4.37	89,561	103,398	103,398	0.38
After 90 days	130,003	291,096	291,096	3.52	173,840	244,078	244,078	4.26
Total collateralized mortgage
obligations	368,665	579,159	579,159	2.08	544,352	677,110	677,110	1.62
Total	$1,517,216	$1,777,737	$1,777,737	3.05%	$1,801,401	$2,088,096	$2,088,096	2.89%